January 29, 2021

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Collaborative Investment Series Trust
Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A
(SEC Accession No. 0001387131-21-001359)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by Collaborative Investment Series Trust (the “Trust”), on behalf of the Preferred-Plus and Dividend Performers, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 73 to the Trust's registration statement on Form N-1A (the "Amendment"). The text of the Amendment was filed electronically with the Securities and Exchange Commission on January 28, 2021.

Questions related to this filing should be directed to Brian Doyle-Wenger of Thompson Hine LLP at (614) 469-3294.

Very truly yours,

/s/ Gregory Skidmore
Gregory Skidmore
President